SHARE CAPITAL (Narrative) (Details)	1 Months Ended												12 Months Ended
	May 31, 2023 CAD ($) Month Share $ / shares	May 31, 2023 USD ($) Month Share	Sep. 30, 2022 CAD ($) Share	Sep. 30, 2022 USD ($) Share	Aug. 31, 2022 CAD ($) Share	Aug. 31, 2022 USD ($) Share	Jun. 30, 2022 CAD ($) Month Share $ / shares	Jun. 30, 2022 USD ($) Month Share	Mar. 31, 2022 CAD ($) Share	Mar. 31, 2022 USD ($) Share	Feb. 28, 2022 CAD ($) Month Share $ / shares	Feb. 28, 2022 USD ($) Month Share	Dec. 31, 2024 CAD ($) Share shares	Dec. 31, 2024 USD ($) Share shares	Dec. 31, 2023 CAD ($) Share shares	Dec. 31, 2023 USD ($) Share shares	Dec. 31, 2022 CAD ($) Share shares	Dec. 31, 2022 USD ($) Share shares
Disclosure of classes of share capital [line items]
Warrants granted during period													0	0
Issuance cost settled in cash | $																$ 30,795		$ 109,693
Stock options exercised			85,000	85,000	85,000	85,000			75,000	75,000			1,470,000	1,470,000
Proceeds from exercise of options			$ 56,498	$ 38,214	$ 56,498	$ 39,423			$ 65,216	$ 51,045			$ 245,600	$ 180,583
Number of share options expired unexercised													2,570,000	2,570,000
Number of shares issued | shares													154,614,174	154,614,174	153,144,174	153,144,174
Number of shares outstanding | shares													154,614,174	154,614,174	153,144,174	153,144,174
Number of warrants outstanding													8,775,000	8,775,000	11,648,540	11,648,540
Number of warrants expired | shares																	7,984,241	7,984,241
Expected life, warrants granted													2	2
Expected dividend, warrants granted													0.00%	0.00%
Weighted average number of shares - basic | shares													154,175,458	154,175,458	151,460,462	151,460,462	143,673,147	143,673,147
Weighted average number of shares - diluted | shares													154,175,458	154,175,458	151,460,462	151,460,462	143,673,147	143,673,147
Non-brokered private placement [Member]
Disclosure of classes of share capital [line items]
Number of units granted	5,400,000	5,400,000					6,750,000	6,750,000			5,650,000	5,650,000
Equity issuance, price per unit | $ / shares	$ 0.4						$ 0.5				$ 0.55
Proceeds from issuance of units	$ 2,160,000	$ 1,607,781					$ 3,375,000	$ 2,641,613			$ 3,107,500	$ 2,447,236
Issuance cost settled in cash	$ 33,279	$ 24,771					$ 60,665	$ 47,482			$ 59,728	$ 47,036
Exercise price of warrants granted | $ / shares	$ 0.6						$ 0.75				$ 0.75
Exercise period of warrants | Month	24	24					24	24			24	24
April and May 2023 private placement [Member]
Disclosure of classes of share capital [line items]
Warrants granted during period															5,400,000	5,400,000
Issuance cost settled in cash															$ 8,093	$ 6,024
June 2022 private placement [Member]
Disclosure of classes of share capital [line items]
Warrants extended during period													3,375,000	3,375,000
Value of warrant extension | $														$ 83,837
Warrants granted during period																	3,375,000	3,375,000
February 2022 private placement [Member]
Disclosure of classes of share capital [line items]
Warrants granted during period																	2,825,000	2,825,000
February 2022 private placement [Member] | Finder warrants [Member]
Disclosure of classes of share capital [line items]
Warrants granted during period																	48,540	48,540
Issuance cost settled in cash																	$ 11,689	$ 9,205
Bottom of range [Member]
Disclosure of classes of share capital [line items]
Risk free interest rate, warrants granted													1.45%	1.45%
Expected volatility, warrants granted													55.23%	55.23%
Top of range [Member]
Disclosure of classes of share capital [line items]
Risk free interest rate, warrants granted													4.03%	4.03%
Expected volatility, warrants granted													75.03%	75.03%